UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                       Date of fiscal year end: March 31
                                               ----------

                  Date of reporting period: December 31, 2016
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NASDAQ BANK ETF (FTXO)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  BANKS - 98.2%
          16,307  Bank of America Corp. ..............................................  $       360,385
           3,105  Bank of The Ozarks, Inc. ...........................................          163,292
           4,253  BankUnited, Inc. ...................................................          160,295
           7,611  BB&T Corp. .........................................................          357,869
           6,107  Citigroup, Inc. ....................................................          362,939
          20,555  Citizens Financial Group, Inc. .....................................          732,375
           2,364  Comerica, Inc. .....................................................          161,012
           1,831  Cullen/Frost Bankers, Inc. .........................................          161,549
           3,147  East West Bancorp, Inc. ............................................          159,962
          26,472  Fifth Third Bancorp ................................................          713,950
           7,897  First Horizon National Corp. .......................................          158,019
           1,840  First Republic Bank ................................................          169,537
          12,093  Huntington Bancshares, Inc. ........................................          159,869
          11,128  Investors Bancorp, Inc. ............................................          155,236
           8,592  JPMorgan Chase & Co. ...............................................          741,404
          19,896  KeyCorp ............................................................          363,500
           1,047  M&T Bank Corp. .....................................................          163,782
           2,940  PacWest Bancorp ....................................................          160,054
           8,049  People's United Financial, Inc. ....................................          155,829
           6,231  PNC Financial Services Group, Inc. .................................          728,778
          50,871  Regions Financial Corp. ............................................          730,507
           1,005  Signature Bank (a)..................................................          150,951
           6,629  SunTrust Banks, Inc. ...............................................          363,601
             953  SVB Financial Group (a).............................................          163,592
           3,892  Synovus Financial Corp. ............................................          159,883
           6,941  U.S. Bancorp .......................................................          356,559
           6,508  Wells Fargo & Co. ..................................................          358,656
           8,655  Zions Bancorporation ...............................................          372,511
                                                                                        ---------------
                                                                                              8,945,896
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 1.7%
           9,429  New York Community Bancorp, Inc. ...................................          150,016
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................        9,095,912
                  (Cost $8,777,921) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................           12,585
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     9,108,497
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $326,369 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,378.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ BANK ETF (FTXO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     9,095,912  $   9,095,912  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.1%

                  BEVERAGES - 23.6%
           2,109  Brown-Forman Corp., Class B ........................................  $        94,736
           4,740  Coca-Cola (The) Co. ................................................          196,521
             633  Constellation Brands, Inc., Class A ................................           97,045
           2,205  Dr. Pepper Snapple Group, Inc. .....................................          199,927
             976  Molson Coors Brewing Co., Class B ..................................           94,975
           2,137  Monster Beverage Corp (a)...........................................           94,755
           3,821  PepsiCo, Inc. ......................................................          399,791
                                                                                        ---------------
                                                                                              1,177,750
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 4.0%
           8,686  Leucadia National Corp. ............................................          201,949
                                                                                        ---------------

                  FOOD PRODUCTS - 70.6%
           8,849  Archer-Daniels-Midland Co. .........................................          403,957
           5,602  Bunge Ltd. .........................................................          404,688
           1,681  Campbell Soup Co. ..................................................          101,650
           2,606  ConAgra Foods, Inc. ................................................          103,067
          19,261  Dean Foods Co. .....................................................          419,505
           6,162  Flowers Foods, Inc. ................................................          123,055
           6,277  General Mills, Inc. ................................................          387,730
           2,440  Hain Celestial Group (The), Inc. (a)................................           95,233
             990  Hershey (The) Co. ..................................................          102,396
           2,793  Hormel Foods Corp. .................................................           97,224
           1,519  JM Smucker (The) Co. ...............................................          194,523
           2,656  Kellogg Co. ........................................................          195,774
           1,171  Kraft Heinz (The) Co. ..............................................          102,252
           2,097  McCormick & Co., Inc. ..............................................          195,713
           1,327  Mead Johnson Nutrition Co. .........................................           93,899
           4,638  Mondelez International, Inc., Class A ..............................          205,603
           1,253  Post Holdings, Inc. (a).............................................          100,729
           1,380  TreeHouse Foods, Inc. (a)...........................................           99,622
           1,683  Tyson Foods, Inc., Class A .........................................          103,807
                                                                                        ---------------
                                                                                              3,530,427
                                                                                        ---------------

                  PERSONAL PRODUCTS - 1.9%
           1,950  Herbalife Ltd. (a)..................................................           93,873
                                                                                        ---------------

                  TOTAL INVESTMENTS - 100.1% .........................................        5,003,999
                  (Cost $4,983,012) (b)

                  NET OTHER ASSETS AND LIABILITIES - (0.1%) ..........................           (7,011)
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     4,996,988
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $110,701 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $89,714.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     5,003,999  $   5,003,999  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.7%

                  ENERGY EQUIPMENT & SERVICES - 22.5%
               8  Core Laboratories NV ...............................................  $           960
           2,538  FMC Technologies, Inc. (a)..........................................           90,175
           1,638  Halliburton Co. ....................................................           88,600
           1,150  Helmerich & Payne, Inc. ............................................           89,010
              25  National Oilwell Varco, Inc. .......................................              936
           3,261  Patterson-UTI Energy, Inc. .........................................           87,786
           1,650  Schlumberger, Ltd. .................................................          138,518
             185  Weatherford International PLC (a)...................................              923
                                                                                        ---------------
                                                                                                496,908
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 77.2%
             837  Anadarko Petroleum Corp. ...........................................           58,364
              39  Antero Resources Corp. (a)..........................................              922
              14  Apache Corp. .......................................................              889
              43  Cabot Oil & Gas Corp. ..............................................            1,004
              22  Carrizo Oil & Gas, Inc. (a).........................................              822
              23  Cheniere Energy, Inc. (a)...........................................              953
             135  Chesapeake Energy Corp. (a).........................................              948
           1,559  Chevron Corp. ......................................................          183,494
               7  Cimarex Energy Co. .................................................              951
             324  Concho Resources, Inc. (a)..........................................           42,962
             865  ConocoPhillips .....................................................           43,371
           1,499  Continental Resources Inc./OK (a)...................................           77,258
              20  Devon Energy Corp. .................................................              913
             446  Diamondback Energy, Inc. (a)........................................           45,073
             307  Energen Corp. (a)...................................................           17,705
             787  EOG Resources, Inc. ................................................           79,566
             695  EQT Corp. ..........................................................           45,453
           1,992  Exxon Mobil Corp. ..................................................          179,798
              37  Gulfport Energy Corp. (a)...........................................              801
              17  Hess Corp. .........................................................            1,059
              33  HollyFrontier Corp. ................................................            1,081
              43  Kinder Morgan, Inc. ................................................              891
           4,385  Marathon Oil Corp. .................................................           75,904
           1,375  Marathon Petroleum Corp. ...........................................           69,231
              28  Murphy Oil Corp. ...................................................              872
              21  Newfield Exploration Co. (a)........................................              851
              25  Noble Energy, Inc. .................................................              951
          10,521  Oasis Petroleum Inc. (a)............................................          159,288
             625  Occidental Petroleum Corp. .........................................           44,519
              39  PBF Energy, Inc., Class A ..........................................            1,087
           1,018  PDC Energy Inc. (a).................................................           73,886
           1,841  Phillips 66 ........................................................          159,081
             455  Pioneer Natural Resources Co. ......................................           81,932
              27  Range Resources Corp. ..............................................              928
              83  Southwestern Energy Co. (a).........................................              898
           1,174  Targa Resources Corp. ..............................................           65,826
             182  Tesoro Corp. .......................................................           15,916
           1,354  Valero Energy Corp. ................................................           92,505


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
           1,865  Western Refining, Inc. .............................................  $        70,590
              77  Whiting Petroleum Corp. (a).........................................              926
                                                                                        ---------------
                                                                                              1,699,469
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.7% ..........................................        2,196,377
                  (Cost $2,105,154) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.3% ............................            5,765
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     2,202,142
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $106,478 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,255.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL         LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT        QUOTED         OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016       PRICES           INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     2,196,377  $   2,196,377  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  BIOTECHNOLOGY - 24.8%
           2,438  AbbVie, Inc. .......................................................  $       152,667
             734  Alkermes PLC (a)....................................................           40,796
           2,232  AMAG Pharmaceuticals, Inc. (a)......................................           77,674
           5,498  ARIAD Pharmaceuticals, Inc. (a).....................................           68,395
             529  Eagle Pharmaceuticals, Inc. (a).....................................           41,971
             784  Radius Health, Inc. (a).............................................           29,815
             833  Sage Therapeutics, Inc. (a).........................................           42,533
                                                                                        ---------------
                                                                                                453,851
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 8.0%
           3,834  Abbott Laboratories ................................................          147,264
                                                                                        ---------------

                  PHARMACEUTICALS - 67.1%
           1,967  Akorn, Inc. (a).....................................................           42,940
           1,313  Bristol-Myers Squibb Co. ...........................................           76,732
           6,421  Cempra, Inc. (a)....................................................           17,979
           2,185  Depomed, Inc. (a)...................................................           39,374
           1,104  Eli Lilly & Co. ....................................................           81,199
           2,607  Endo International PLC (a)..........................................           42,937
           3,020  Horizon Pharma PLC (a)..............................................           48,863
           2,888  Impax Laboratories, Inc. (a)........................................           38,266
             403  Jazz Pharmaceuticals PLC (a)........................................           43,939
           1,332  Johnson & Johnson ..................................................          153,460
           1,823  Lannett Co., Inc. (a)...............................................           40,197
           1,189  Medicines (The) Co. (a).............................................           40,355
           2,422  Merck & Co., Inc. ..................................................          142,583
           1,570  Mylan N.V. (a)......................................................           59,895
           1,310  Pacira Pharmaceuticals, Inc. (a)....................................           42,313
             483  Perrigo Co. PLC ....................................................           40,200
           1,558  Prestige Brands Holdings, Inc. (a)..................................           81,172
           7,027  TherapeuticsMD, Inc. (a)............................................           40,546
           2,942  Zoetis, Inc. .......................................................          157,485
                                                                                        ---------------
                                                                                              1,230,435
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................        1,831,550
                  (Cost $2,021,847) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            1,409
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     1,832,959
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $39,964 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $230,261.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     1,831,550  $   1,831,550  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RETAIL ETF (FTXD)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.6%

                  DIVERSIFIED CONSUMER SERVICES - 0.2%
              78  H&R Block, Inc. ....................................................  $         1,793
             164  Weight Watchers International, Inc. (a).............................            1,878
                                                                                        ---------------
                                                                                                  3,671
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 23.4%
             426  Costco Wholesale Corp. .............................................           68,207
              22  CVS Health Corp. ...................................................            1,736
           2,578  Kroger (The) Co. ...................................................           88,967
              86  Sprouts Farmers Market, Inc. (a)....................................            1,627
           1,564  Sysco Corp. ........................................................           86,599
           2,365  Wal-Mart Stores, Inc. ..............................................          163,469
             589  Walgreens Boots Alliance, Inc. .....................................           48,745
             261  Whole Foods Market, Inc. ...........................................            8,028
                                                                                        ---------------
                                                                                                467,378
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 0.2%
              22  AmerisourceBergen Corp. ............................................            1,720
              24  Cardinal Health, Inc. ..............................................            1,727
              12  McKesson Corp. .....................................................            1,686
                                                                                        ---------------
                                                                                                  5,133
                                                                                        ---------------

                  INTERNET & DIRECT MARKETING RETAIL - 0.2%
               2  Amazon.com, Inc. (a)................................................            1,500
              15  Netflix, Inc. (a)...................................................            1,857
                                                                                        ---------------
                                                                                                  3,357
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 0.1%
              62  eBay, Inc. (a)......................................................            1,841
                                                                                        ---------------

                  MULTILINE RETAIL - 22.8%
              22  Dollar General Corp. ...............................................            1,629
              20  Dollar Tree, Inc. (a)...............................................            1,544
             182  J.C. Penney Co., Inc. (a)...........................................            1,512
           3,094  Kohl's Corp. .......................................................          152,782
           1,973  Macy's, Inc. .......................................................           70,653
           1,489  Nordstrom, Inc. ....................................................           71,368
           2,156  Target Corp. .......................................................          155,728
                                                                                        ---------------
                                                                                                455,216
                                                                                        ---------------

                  SPECIALTY RETAIL - 52.7%
             120  Abercrombie & Fitch Co., Class A ...................................            1,440
              10  Advance Auto Parts, Inc. ...........................................            1,691
             104  American Eagle Outfitters, Inc. ....................................            1,578
              39  AutoNation, Inc. (a)................................................            1,897
             106  AutoZone, Inc. (a)..................................................           83,718
           3,025  Bed Bath & Beyond, Inc. ............................................          122,936
           3,644  Best Buy Co., Inc. .................................................          155,490
             947  Burlington Stores, Inc. (a).........................................           80,258
              30  CarMax, Inc. (a)....................................................            1,932
           1,410  Dick's Sporting Goods, Inc. ........................................           74,871


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RETAIL ETF (FTXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SPECIALTY RETAIL (CONTINUED)
           1,162  Foot Locker, Inc. ..................................................  $        82,374
              70  GameStop Corp., Class A ............................................            1,768
           3,335  Gap (The), Inc. ....................................................           74,837
             644  Home Depot (The), Inc. .............................................           86,348
              25  L Brands, Inc. .....................................................            1,646
             224  Lowe's Cos., Inc. ..................................................           15,931
               6  O'Reilly Automotive, Inc. (a).......................................            1,670
              48  Restoration Hardware Holdings, Inc. (a).............................            1,474
           1,232  Ross Stores, Inc. ..................................................           80,819
              19  Signet Jewelers Ltd. ...............................................            1,791
             178  Staples, Inc. ......................................................            1,611
           1,010  Tiffany & Co. ......................................................           78,204
           1,063  TJX (The) Cos., Inc. ...............................................           79,863
              23  Tractor Supply Co. .................................................            1,744
              58  Ulta Salon Cosmetics & Fragrance, Inc. (a)..........................           14,787
              32  Williams-Sonoma, Inc. ..............................................            1,548
                                                                                        ---------------
                                                                                              1,052,226
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.6% ..........................................        1,988,822
                  (Cost $2,046,503) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.4% ............................            8,971
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     1,997,793
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,407 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $66,088.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     1,988,822  $   1,988,822  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  COMMUNICATIONS EQUIPMENT - 10.2%
          13,545  Infinera Corp. (a)..................................................   $      114,997
           7,702  InterDigital, Inc. .................................................          703,578
                                                                                        ---------------
                                                                                                818,575
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.4%
          15,070  InvenSense, Inc. (a)................................................          192,745
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 87.3%
          16,092  Advanced Micro Devices, Inc. (a)....................................          182,483
           8,217  Analog Devices, Inc. ...............................................          596,719
           9,472  Applied Materials, Inc. ............................................          305,662
           2,019  Cavium, Inc. (a)....................................................          126,066
           2,093  Cirrus Logic, Inc. (a)..............................................          118,338
           4,547  Cree, Inc. (a)......................................................          119,995
          10,234  Cypress Semiconductor Corp. ........................................          117,077
           2,549  Inphi Corp. (a).....................................................          113,736
           4,920  Integrated Device Technology Inc. (a)...............................          115,915
          17,580  Intel Corp. ........................................................          637,627
           5,754  LAM Research Corp. .................................................          608,370
          16,424  Lattice Semiconductor Corp. (a).....................................          120,881
           8,029  Marvell Technology Group, Ltd. .....................................          111,362
           7,767  Maxim Integrated Products, Inc. ....................................          299,573
           5,635  MaxLinear, Inc. (a).................................................          122,843
           4,609  Microchip Technology, Inc. .........................................          295,667
          15,617  Micron Technology, Inc. (a).........................................          342,325
           2,103  Microsemi Corp. (a).................................................          113,499
           3,718  Monolithic Power Systems, Inc. .....................................          304,616
           3,308  NVIDIA Corp. .......................................................          353,096
          25,892  ON Semiconductor Corp. (a)..........................................          330,382
          30,501  Photronics, Inc. (a)................................................          344,661
           2,156  Qorvo, Inc. (a).....................................................          113,686
           4,477  QUALCOMM, Inc. .....................................................          291,900
          46,389  Rambus, Inc. (a)....................................................          638,777
           2,472  Skyworks Solutions, Inc. ...........................................          184,560
                                                                                        ---------------
                                                                                              7,009,816
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................        8,021,136
                  (Cost $7,517,018) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................            6,716
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     8,027,852
                                                                                        ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $529,780 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,662.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)


-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     8,021,136  $   8,021,136  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2016 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.7%

                  AIR FREIGHT & LOGISTICS - 19.5%
           1,197  CH Robinson Worldwide, Inc. ........................................  $        87,692
           1,698  Expeditors International of Washington, Inc. .......................           89,926
             467  FedEx Corp. ........................................................           86,956
           1,545  United Parcel Service, Inc., Class B ...............................          177,119
                                                                                        ---------------
                                                                                                441,693
                                                                                        ---------------

                  AIRLINES - 26.4%
             385  Alaska Air Group, Inc. .............................................           34,161
           3,857  American Airlines Group, Inc. ......................................          180,084
             658  Delta Air Lines, Inc. ..............................................           32,367
           1,579  JetBlue Airways Corp. (a)...........................................           35,401
             680  Southwest Airlines Co. .............................................           33,891
           1,611  Spirit Airlines, Inc. (a)...........................................           93,213
           2,598  United Continental Holdings, Inc. (a)...............................          189,342
                                                                                        ---------------
                                                                                                598,459
                                                                                        ---------------

                  AUTO COMPONENTS - 5.8%
             891  BorgWarner, Inc. ...................................................           35,141
           1,033  Goodyear Tire & Rubber (The) Co. ...................................           31,889
             245  Lear Corp. .........................................................           32,430
             403  Visteon Corp. ......................................................           32,377
                                                                                        ---------------
                                                                                                131,837
                                                                                        ---------------

                  AUTOMOBILES - 13.6%
           5,156  Ford Motor Co. .....................................................           62,543
           5,188  General Motors Co. .................................................          180,750
             521  Harley-Davidson, Inc. ..............................................           30,395
             167  Tesla Motors, Inc. (a)..............................................           35,686
                                                                                        ---------------
                                                                                                309,374
                                                                                        ---------------

                  DISTRIBUTORS - 1.4%
             330  Genuine Parts Co. ..................................................           31,528
                                                                                        ---------------

                  MACHINERY - 1.5%
             322  WABCO Holdings, Inc. (a)............................................           34,180
                                                                                        ---------------

                  ROAD & RAIL - 30.1%
           2,501  CSX Corp. ..........................................................           89,861
             415  Genesee & Wyoming, Inc., Class A (a)................................           28,805
             939  JB Hunt Transport Services, Inc. ...................................           91,149
             358  Kansas City Southern ...............................................           30,376
             841  Norfolk Southern Corp. .............................................           90,887
           1,026  Old Dominion Freight Line, Inc. (a).................................           88,020
           2,288  Ryder System, Inc. .................................................          170,319
             884  Union Pacific Corp. ................................................           91,653
                                                                                        ---------------
                                                                                                681,070
                                                                                        ---------------

                  TRANSPORTATION INFRASTRUCTURE - 1.4%
             387  Macquarie Infrastructure Corp. .....................................           31,618
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.7% ..........................................        2,259,759
                  (Cost $2,116,575) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.3% ............................            6,339
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     2,266,098
                                                                                        ===============


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2016 (UNAUDITED)

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $150,474 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,290.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of December 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                  12/31/2016         PRICES         INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     2,259,759  $   2,259,759  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2016.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eighteen exchange-traded funds. This report covers the seven funds listed below, each a non-diversified series of the Trust.

   First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC ("Nasdaq")
      ticker "FTXO")
   First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker "FTXG")
   First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker "FTXN")
   First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker "FTXH")
   First Trust Nasdaq Retail ETF - (Nasdaq ticker "FTXD")
   First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker "FTXL")
   First Trust Nasdaq Transportation ETF - (Nasdaq ticker "FTXR")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2016 (UNAUDITED)


      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         DECEMBER 31, 2016 (UNAUDITED)


                             LICENSING INFORMATION

Nasdaq(R), Nasdaq US Smart Banks Index, Nasdaq US Smart Food & Beverage Index, Nasdaq US Smart Oil & Gas Index, Nasdaq US Smart Pharmaceuticals Index, Nasdaq US Smart Retail Index, Nasdaq US Smart Semiconductor Index and Nasdaq US Smart Transportation Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VI
               -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 21, 2017
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 21, 2017
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: February 21, 2017
     -------------------

* Print the name and title of each signing officer under his or her signature.